March 13, 2009

Keith A. O’Connell

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:             ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Mr. O’Connell:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 1 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No.3 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the ALPS Equal Sector Weight ETF, a newly created series, to the Trust and should have no effect on the existing series of the Trust.

The SEC Staff is requested to address any comments on this filing to my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ Tané T. Tyler
Tané T. Tyler, Esq.
Secretary

Enclosure

cc:	Stuart Strauss, Esq.
Clifford Chance LLP